Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands, $ in Thousands	Nov. 28, 2018 CAD ($)	Oct. 30, 2018 CAD ($)	Mar. 04, 2021 lawsuit	Dec. 31, 2020 USD ($)
Commitments Disclosure [Line Items]
Year 1				$ 852,091
Year 2				143,691
Year 3				131,702
Year 4				124,039
Year 5				116,973
Thereafter				755,800
Total				2,124,296
Power purchase
Commitments Disclosure [Line Items]
Year 1				45,083
Year 2				27,310
Year 3				26,178
Year 4				26,236
Year 5				26,472
Thereafter				167,380
Total				318,659
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1				89,034
Year 2				62,781
Year 3				48,427
Year 4				42,174
Year 5				37,699
Thereafter				144,885
Total				425,000
Service agreements
Commitments Disclosure [Line Items]
Year 1				56,828
Year 2				46,817
Year 3				50,223
Year 4				48,671
Year 5				45,766
Thereafter				248,540
Total				496,845
Capital projects
Commitments Disclosure [Line Items]
Year 1				654,399
Year 2				0
Year 3				0
Year 4				0
Year 5				0
Thereafter				0
Total				654,399
Land easements
Commitments Disclosure [Line Items]
Year 1				6,747
Year 2				6,783
Year 3				6,874
Year 4				6,958
Year 5				7,036
Thereafter				194,995
Total				$ 229,393
Gaia Power Inc. vs APUC
Commitments Disclosure [Line Items]
Damages claimed by other party in lawsuit	$ 108,500	$ 345,000
Punitive damages claimed by other party in lawsuit	$ 10,000	$ 25,000
Mountain View Fire | Subsequent Event
Commitments Disclosure [Line Items]
Number of lawsuits filed | lawsuit			4